Underwriter’s Agreement	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Underwriters Agreement
Underwriter’s Agreement

Note 17 — Underwriter’s Agreement

Upon completion of the initial public offering of Bannix IPO, the underwriters are entitled to a deferred underwriting discount of $225,000, solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. Additionally, the underwriters are entitled to a Business Combination marketing fee of 3.5% of the gross proceeds of the sale of Units in the IPO upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement. At the close of the Reverse Acquisition, the Company assumed $225,000 of underwriting discount which is included in deferred underwriting discount on the accompanying unaudited condensed consolidated balance sheets at March 31, 2026 and September 30, 2025. The amount is due on demand but payable only after the repayment of the SEPA Pre-paid Advances (See Note 19).

On June 9, 2025, Bannix entered into an amendment to the underwriting agreement. Pursuant to the amendment, payments of the Business Combination marketing fee will be modified as follows:

●	$500,000 shall be paid in cash, deferred until the later of (i) twelve (12) months after closing or (ii) the date when a key financing facility of the post-combination company is fully equitized.

●	$1,300,000 shall be paid in shares of the post-combination company’s common stock, calculated based on the 30-day VWAP immediately following the closing date. These shares will be subject to piggyback registration rights and a lock-up that expires upon the termination or full amortization of the referenced financing facility.

At the close of the Reverse Acquisition, the Company assumed $1,800,000 of marketing fees costs which is included in accounts payable and accrued expenses on the accompanying unaudited condensed consolidated balance sheets at March 31, 2026 and September 30, 2025.

In addition, Bannix issued the underwriter (and/or its designees) (the “Representative”) 393,000 shares of Common Stock for $0.01 per share (the “Representative Shares”) upon the consummation of the Bannix IPO. A balance of $3,930 outstanding by the Representative for the Representative Shares were assumed at close at the Reverse Acquisition. As of March 31, 2026 and September 30, 2025, the Representative has not yet paid for these shares, and the amount owed of $3,930 is included in prepaid expenses on the unaudited condensed consolidated balance sheets.

 Note 10 — Underwriter’s Agreement

Upon completion of the initial public offering of Bannix IPO, the underwriters are entitled to a deferred underwriting discount of $225,000, solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. Additionally, the underwriters are entitled to a Business Combination marketing fee of 3.5% of the gross proceeds of the sale of Units in the IPO upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement. At the close of the Reverse Acquisition, the Company assumed $225,000 of underwriting discount which is included in deferred underwriting discount on the accompanying balance sheets at September 30, 2025. The amount is due on demand but payable only after the repayment of the SEPA Pre-paid Advances (See Note 9).

On June 9, 2025, Bannix entered into an amendment to the underwriting agreement. Pursuant to the amendment, payments of the Business Combination marketing fee will be modified as follows:

●	$500,000 shall be paid in cash, deferred until the later of (i) twelve (12) months after closing or (ii) the date when a key financing facility of the post-combination company is fully equitized.

●	$1,300,000 shall be paid in shares of the post-combination company’s common stock, calculated based on the 30-day VWAP immediately following the closing date. These shares will be subject to piggyback registration rights and a lock-up that expires upon the termination or full amortization of the referenced financing facility.

At the close of the Reverse Acquisition, the Company assumed $1,800,000 of marketing fees costs which is included in accounts payable and accrued expenses on the accompanying balance sheets at September 30, 2025.

In addition, Bannix issued the underwriter (and/or its designees) (the “Representative”) 393,000 shares of Common Stock for $0.01 per share (the “Representative Shares”) upon the consummation of the Bannix IPO. A balance of $3,930 outstanding by the Representative for the Representative Shares were assumed at close at the Reverse Acquisition. As of September 30, 2025 and 2024, the Representative has not yet paid for these shares, and the amount owed of $3,930 is included in prepaid expenses on the consolidated balance sheets.